PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
Schedule of Provisions
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Product warranty provision	50	50
Legal & regulatory provision	-	735
Disposal-related warranty settlement provision	-	150
Transformation provision	1,076	1,594
	1,126	2,529

Current	345	2,454
Non-current	781	75

Schedule of reconciliation of changes in provisions
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Opening provision at January 1	2,529	50
Charged during the year	328	2,479
Utilised during the year	(1,316)	-
Released during the year	(415)
Closing provision at December 31	1,126	2,529